UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      V3 Capital Management, L.P.
           --------------------------------------------------
Address:   400 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------


           --------------------------------------------------
Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Fitzgerald
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Charles Fitzgerald       New York, New York            2/14/13
------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            13
                                               -------------

Form 13F Information Table Value Total:          123,238
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       Name of        Title of        Value  Shrs of    SH/   PUT/ Investme Other
        Issuer        Class   CUSIP  (x1000)  PRN AMT  PRN   CALL  DiscretiManager  Sole  Shared

BROOKDALE SR LIVING    COM  112463104    4431   175000               Sole           Sole
CAMDEN PROPERTY TR CMN COM  133131102    9208   135000               Sole           Sole
CAPITAL SR LIVING CORP COM  140475104    1132    60585               Sole           Sole
CHATHAM LODGING TR     COM  16208T102    6945   451541               Sole           Sole
CORRECTIONS CORP OF AM COM  22025Y407    6385   180000               Sole           Sole
COUSINS PPTYS INC CMN  COM  222795106   18027  2158874               Sole           Sole
EQUITY RESIDENTIAL CMN COM  29476L107   17058   301000               Sole           Sole
HYATT HOTELS CORP CMN  CL A 448579102   20631   534900               Sole           Sole
REALOGY HOLDINGS CORP  COM  75605Y106    9588   228493               Sole           Sole
RLJ LODGING TRUST CMN  COM  74965L101    7347   379309               Sole           Sole
ST. JOE COMPANY CMN    COM  790148100    9450   409461               Sole           Sole
TERRENO REALTY CORP    COM  88146M101   10398   673457               Sole           Sole
THOMAS PPTYS GRP CMN   COM  884453101    2638   487604               Sole           Sole

